AFS and HTM Debt Securities (Tables)	12 Months Ended
Dec. 31, 2023
AFS And HTM Debt Securities [Abstract]
Available-for-Sale and Held-to-Maturity Debt Securities Outstanding
Table 3.1 provides the amortized cost, net of the allowance for credit losses (ACL) for debt securities, and fair value by major categories of available-for-sale (AFS) debt securities, which are carried at fair value, and held-to-maturity (HTM) debt securities, which are carried at amortized cost, net of the ACL. The net unrealized gains (losses) for AFS debt securities are reported as a component of accumulated other comprehensive income (AOCI), net of the ACL and applicable income taxes. Information on debt securities held for trading is included in Note 2 (Trading Activities).
Outstanding balances exclude accrued interest receivable on AFS and HTM debt securities, which are included in other assets. See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. The interest income reversed for the years ended December 31, 2023 and 2022, was insignificant.
Table 3.1: Available-for-Sale and Held-to-Maturity Debt Securities Outstanding

(in millions)	Amortized cost, net (1)	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)	Fair value
December 31, 2023
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$47,351	2	(1,886)	(1,884)	45,467
Non-U.S. government securities	164	—	—	—	164
Securities of U.S. states and political subdivisions (2)	20,654	36	(624)	(588)	20,066
Federal agency mortgage-backed securities	63,741	111	(4,274)	(4,163)	59,578
Non-agency mortgage-backed securities (3)	2,892	1	(144)	(143)	2,749
Collateralized loan obligations	1,538	—	(5)	(5)	1,533
Other debt securities	861	46	(16)	30	891
Total available-for-sale debt securities, excluding portfolio level basis adjustments	137,201	196	(6,949)	(6,753)	130,448
Portfolio level basis adjustments (4)	(46)			46	—
Total available-for-sale debt securities	137,155	196	(6,949)	(6,707)	130,448
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	3,790	—	(1,503)	(1,503)	2,287
Securities of U.S. states and political subdivisions	18,624	3	(2,939)	(2,936)	15,688
Federal agency mortgage-backed securities	209,170	136	(30,918)	(30,782)	178,388
Non-agency mortgage-backed securities (3)	1,276	18	(120)	(102)	1,174
Collateralized loan obligations	28,122	75	(63)	12	28,134
Other debt securities	1,726	—	(81)	(81)	1,645
Total held-to-maturity debt securities	262,708	232	(35,624)	(35,392)	227,316
Total	$399,863	428	(42,573)	(42,099)	357,764
December 31, 2022
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$47,536	9	(2,260)	(2,251)	45,285
Non-U.S. government securities	162	—	—	—	162
Securities of U.S. states and political subdivisions (2)	10,958	20	(533)	(513)	10,445
Federal agency mortgage-backed securities	53,302	2	(5,167)	(5,165)	48,137
Non-agency mortgage-backed securities (3)	3,423	1	(140)	(139)	3,284
Collateralized loan obligations	4,071	—	(90)	(90)	3,981
Other debt securities	2,273	75	(48)	27	2,300
Total available-for-sale debt securities	121,725	107	(8,238)	(8,131)	113,594
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	16,202	—	(1,917)	(1,917)	14,285
Securities of U.S. states and political subdivisions	30,985	8	(4,385)	(4,377)	26,608
Federal agency mortgage-backed securities	216,966	30	(34,252)	(34,222)	182,744
Non-agency mortgage-backed securities (3)	1,253	—	(147)	(147)	1,106
Collateralized loan obligations	29,926	1	(727)	(726)	29,200
Other debt securities	1,727	—	(149)	(149)	1,578
Total held-to-maturity debt securities	297,059	39	(41,577)	(41,538)	255,521
Total	$418,784	146	(49,815)	(49,669)	369,115
(1)Represents amortized cost of the securities, net of the ACL of $1 million and $6 million related to AFS debt securities and $93 million and $85 million related to HTM debt securities at December 31, 2023 and 2022, respectively.
(2)Includes investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The amortized cost, net of the ACL, and fair value of these types of securities, was $5.5 billion at December 31, 2023, and $5.1 billion at December 31, 2022.
(3)Predominantly consists of commercial mortgage-backed securities at both December 31, 2023 and 2022.
(4)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of AFS debt securities, which are not allocated to individual securities in the portfolio. For additional information, see Note 14 (Derivatives).

Held-to-Maturity Debt Securities Purchases and Transfers
Table 3.2 details the breakout of purchases of and transfers to HTM debt securities by major category of security. The table excludes the transfer of HTM debt securities with a fair value of $23.2 billion to AFS debt securities in first quarter 2023 in connection with the adoption of ASU 2022-01. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Table 3.2: Held-to-Maturity Debt Securities Purchases and Transfers

	Year ended December 31,
(in millions)	2023	2022	2021
Purchases of held-to-maturity debt securities (1):
Securities of U.S. states and political subdivisions	$—	843	5,198
Federal agency mortgage-backed securities	4,225	2,051	76,010
Non-agency mortgage-backed securities	94	211	235
Collateralized loan obligations	—	—	9,379
Total purchases of held-to-maturity debt securities	4,319	3,105	90,822
Transfers from available-for-sale debt securities to held-to-maturity debt securities (2):
Securities of U.S. states and political subdivisions	—	—	2,954
Federal agency mortgage-backed securities	3,687	50,132	41,298
Collateralized loan obligations	—	—	10,003
Other debt securities	—	—	1,738
Total transfers from available-for-sale debt securities to held-to-maturity debt securities	$3,687	50,132	55,993
(1)Inclusive of securities purchased but not yet settled and noncash purchases from securitization of loans held for sale (LHFS).
(2)Represents fair value as of the date of the transfers. Debt securities transferred from available-for-sale to held-to-maturity had pre-tax unrealized losses recorded in AOCI of $320 million, $4.5 billion, and $529 million for the years ended December 31, 2023, 2022 and 2021, respectively, at the time of the transfers.
Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities
Table 3.3 shows the composition of interest income, provision for credit losses, and gross realized gains and losses from sales and impairment write-downs included in earnings related to AFS and HTM debt securities (pre-tax).
Table 3.3: Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities

	Year ended December 31,
(in millions)	2023	2022	2021
Interest income (1):
Available-for-sale	$5,202	3,095	2,808
Held-to-maturity	7,118	6,220	4,359
Total interest income	12,320	9,315	7,167
Provision for credit losses:
Available-for-sale	(26)	1	(2)
Held-to-maturity	7	(11)	54
Total provision for credit losses	(19)	(10)	52
Realized gains and losses (2):
Gross realized gains	37	276	571
Gross realized losses	(27)	(125)	(10)
Impairment write-downs	—	—	(8)
Net realized gains	$10	151	553
(1)Excludes interest income from trading debt securities, which is disclosed in Note 2 (Trading Activities).
(2)Realized gains and losses relate to AFS debt securities. There were no realized gains or losses from HTM debt securities in all periods presented.

Investment Grade Debt Securities
Table 3.4 shows the percentage of fair value of AFS debt securities and amortized cost of HTM debt securities determined to be rated investment grade, inclusive of securities rated based on internal credit grades.
Table 3.4: Investment Grade Debt Securities

	Available-for-Sale		Held-to-Maturity
($ in millions)	Fair value	% investment grade	Amortized cost	% investment grade
December 31, 2023
Total portfolio (1)	$130,448	99%	$262,801	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$105,045	100%	$212,960	100%
Securities of U.S. states and political subdivisions	20,066	99	18,635	100
Collateralized loan obligations (3)	1,533	100	28,154	100
All other debt securities (4)	3,804	95	3,052	64
December 31, 2022
Total portfolio (1)	$113,594	99%	$297,144	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$93,422	100%	$233,169	100%
Securities of U.S. states and political subdivisions	10,445	99	31,000	100
Collateralized loan obligations (3)	3,981	100	29,972	100
All other debt securities (4)	5,746	89	3,003	63
(1)99% were rated AA- and above at both December 31, 2023 and 2022.
(2)Includes federal agency mortgage-backed securities.
(3)100% were rated AA- and above at both December 31, 2023 and 2022.
(4)Includes non-U.S. government, non-agency mortgage-backed, and all other debt securities.

Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities
Table 3.5 shows the gross unrealized losses and fair value of AFS debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have recorded credit impairment are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the amortized cost basis, net of allowance for credit losses.
Table 3.5: Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses (1)	Fair value	Gross unrealized losses (1)	Fair value	Gross unrealized losses (1)	Fair value
December 31, 2023
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(5)	942	(1,881)	43,722	(1,886)	44,664
Securities of U.S. states and political subdivisions	(12)	1,405	(612)	11,247	(624)	12,652
Federal agency mortgage-backed securities	(76)	7,149	(4,198)	41,986	(4,274)	49,135
Non-agency mortgage-backed securities	(1)	42	(143)	2,697	(144)	2,739
Collateralized loan obligations	—	—	(5)	979	(5)	979
Other debt securities	—	—	(16)	420	(16)	420
Total available-for-sale debt securities	$(94)	9,538	(6,855)	101,051	(6,949)	110,589
December 31, 2022
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(291)	9,870	(1,969)	27,899	(2,260)	37,769
Securities of U.S. states and political subdivisions	(72)	2,154	(461)	2,382	(533)	4,536
Federal agency mortgage-backed securities	(3,580)	39,563	(1,587)	8,481	(5,167)	48,044
Non-agency mortgage-backed securities	(43)	1,194	(97)	2,068	(140)	3,262
Collateralized loan obligations	(65)	3,195	(25)	786	(90)	3,981
Other debt securities	(31)	1,591	(17)	471	(48)	2,062
Total available-for-sale debt securities	$(4,082)	57,567	(4,156)	42,087	(8,238)	99,654
(1)In connection with the adoption of ASU 2022-01, gross unrealized losses exclude portfolio level basis adjustments. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Contractual Maturities – Available-for-Sale Debt Securities
Table 3.6 and Table 3.7 show the remaining contractual maturities, amortized cost, net of the ACL, fair value and weighted average effective yields of AFS and HTM debt securities, respectively. The remaining contractual principal maturities for mortgage-backed securities (MBS) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.
Table 3.6: Contractual Maturities – Available-for-Sale Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2023
Available-for-sale debt securities (1)(2):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$47,351	16,750	27,577	1,545	1,479
Fair value	45,467	16,485	26,142	1,422	1,418
Weighted average yield	1.62%	1.91	1.46	1.48	1.44
Non-U.S. government securities
Amortized cost, net	$164	2	138	24	—
Fair value	164	2	138	24	—
Weighted average yield	4.80%	5.80	4.64	5.61	—
Securities of U.S. states and political subdivisions
Amortized cost, net	$20,654	1,124	5,311	4,738	9,481
Fair value	20,066	1,120	5,278	4,420	9,248
Weighted average yield	3.08%	2.87	3.73	2.97	2.81
Federal agency mortgage-backed securities
Amortized cost, net	$63,741	5	160	731	62,845
Fair value	59,578	5	155	690	58,728
Weighted average yield	3.69%	2.92	2.09	2.54	3.71
Non-agency mortgage-backed securities
Amortized cost, net	$2,892	—	—	105	2,787
Fair value	2,749	—	—	73	2,676
Weighted average yield	5.28%	—	—	4.60	5.31
Collateralized loan obligations
Amortized cost, net	$1,538	—	—	1,113	425
Fair value	1,533	—	—	1,110	423
Weighted average yield	7.08%	—	—	7.10	7.02
Other debt securities
Amortized cost, net	$861	3	44	470	344
Fair value	891	3	45	472	371
Weighted average yield	6.74%	7.02	9.14	5.87	7.62
Total available-for-sale debt securities
Amortized cost, net	$137,201	17,884	33,230	8,726	77,361
Fair value	130,448	17,615	31,758	8,211	72,864
Weighted average yield	2.97%	1.97	1.83	3.36	3.65
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost without effect for any related hedging derivatives and are shown pre-tax.
(2)Amortized cost, net excludes portfolio level basis adjustments of $(46) million.

Contractual Maturities – Held-to-Maturity Debt Securities
Table 3.7: Contractual Maturities – Held-to-Maturity Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2023
Held-to-maturity debt securities (1):
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$3,790	—	—	—	3,790
Fair value	2,287	—	—	—	2,287
Weighted average yield	1.59%	—	—	—	1.59
Securities of U.S. states and political subdivisions
Amortized cost, net	$18,624	132	491	704	17,297
Fair value	15,688	132	475	691	14,390
Weighted average yield	2.37%	2.40	1.66	2.84	2.37
Federal agency mortgage-backed securities
Amortized cost, net	$209,170	—	—	—	209,170
Fair value	178,388	—	—	—	178,388
Weighted average yield	2.36%	—	—	—	2.36
Non-agency mortgage-backed securities
Amortized cost, net	$1,276	—	30	36	1,210
Fair value	1,174	—	34	35	1,105
Weighted average yield	3.27%	—	4.62	4.34	3.21
Collateralized loan obligations
Amortized cost, net	$28,122	—	5	15,199	12,918
Fair value	28,134	—	5	15,226	12,903
Weighted average yield	7.07%	—	6.66	7.18	6.94
Other debt securities
Amortized cost, net	$1,726	—	1,726	—	—
Fair value	1,645	—	1,645	—	—
Weighted average yield	4.47%	—	4.47	—	—
Total held-to-maturity debt securities
Amortized cost, net	$262,708	132	2,252	15,939	244,385
Fair value	227,316	132	2,159	15,952	209,073
Weighted average yield	2.87%	2.40	3.87	6.99	2.59
(1)Weighted average yields displayed by maturity bucket are weighted based on amortized cost, excluding unamortized basis adjustments related to the transfer of certain debt securities from AFS to HTM, and are shown pre-tax.